Intangible Assets - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about intangible assets [Line Items]
Goodwill	€ 313	€ 345
Description of adjustments for impairment loss recognized in profit or loss goodwill	An allowance has also been made for the present value of profits from expected new business in the next four years.
Impairment loss recognized period intangible assets and goodwill	4 years
Adjustments for impairment loss recognized in profit or loss, goodwill	€ 108
Unallocated goodwill	1,375
Aegon Investment Holdings Limited Groups subsidiary companies [Member]
Disclosure of detailed information about intangible assets [Line Items]
Goodwill	228
United States [member] | Annuities cash generating units [member]
Disclosure of detailed information about intangible assets [Line Items]
Recoverable amount of assets - cash generating unit	121	137
United States [member] | Retirement plans cash generating unit [member]
Disclosure of detailed information about intangible assets [Line Items]
Recoverable amount of assets - cash generating unit	€ 68	€ 77
Service concession rights [member]
Disclosure of detailed information about intangible assets [Line Items]
Average amortization period	10 and 30 years
Remaining average amortization period	10 years	11 years
Software [member]
Disclosure of detailed information about intangible assets [Line Items]
Average amortization period	three to five years
Remaining average amortization period	no
Goodwill [member] | Bottom of range [member] | Transamerica Corporation [member]
Disclosure of detailed information about intangible assets [Line Items]
Pre-tax adjusted discount rate	3.46%
Period over which economic available capital is calculated	1 month
Goodwill [member] | Top of range [member] | Transamerica Corporation [member]
Disclosure of detailed information about intangible assets [Line Items]
Pre-tax adjusted discount rate	4.17%
Period over which economic available capital is calculated	30 years
Future Servicing Rights [Member]
Disclosure of detailed information about intangible assets [Line Items]
Remaining amortization of future servicing rights	€ 93	€ 104
Remaining amortisation period of intangible assets material to entity	7 years 6 months